CAPITAL STOCK TRANSACTIONS (Dividend Distributions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Dividends Declared and Paid [Line Items]
Preferred Stock, Declared	$ 8,100		$ 8,100
Common Stock, Declared	11,724		5,671
Total, Declared	19,824	[1]	13,771	[1]
Preferred Stock, Paid	8,100		8,100	[2]
Common Stock, Paid	13,797		3,598
Total, Paid	21,897	[1]	11,698	[1]	4,533
Non-cash preferred dividend			600
Series A Preferred Stock [Member]
Dividends Declared and Paid [Line Items]
Preferred Stock, Declared	6,000		6,000
Preferred Stock, Paid	6,000		6,000
Series B Preferred Stock [Member]
Dividends Declared and Paid [Line Items]
Preferred Stock, Declared	2,100		2,100
Preferred Stock, Paid	$ 2,100		$ 2,100

[1]	The difference between declared and paid is the amount accrued on the consolidated balance sheets.
[2]	The $0.6 million difference between paid and the amount presented on the statement of equity represents the discount provided as a result of the preferred shareholder's contractual rights as discussed above in 2011.